CIK 794105

CERTAMX

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07050744

RECD S.E.C.
APR 10 2007
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-33394

April 9, 2007

PROCESSED
APR 13 2007
THOMSON FINANCIAL
B

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on April 5, 2007 the American Stock Exchange LLC (the "Exchange") received from Vanguard Bond Index Funds (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Vanguard Total Bond Market Index Fund
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END

MT